Cover	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2024
Entity Registrant Name	NuScale Power Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1588588
Entity Address, Address Line One	12725 SW 66th Avenue
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97223
City Area Code	(971)
Local Phone Number	371-1592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822966
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Aug. 02, 2024
Entity File Number	001-39736
Warrant
Cover [Abstract]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SMR WS
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SMR WS
Security Exchange Name	NYSE
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE